SCHEDULE OF REVENUE STREAMS AND DISAGGREGATION OF REVENUE FROM CONTRACTS WITH CUSTOMERS (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Main revenue streams
Commissions	$ 369,890	$ 213,319	$ 907,716	$ 504,456
Title	1,400	964	3,450	2,510
Mortgage Income	1,198	357	2,843	851
Total Revenue	372,488	214,640	914,009	507,817
Timing of Revenue Recognition
Revenue from Contracts with Customers	372,488	214,640	914,009	507,817
Products and services [Member]
Timing of Revenue Recognition
Revenue from Contracts with Customers	$ 372,488	$ 214,640	$ 914,009	$ 507,817